Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 4 Income Taxes

TDS’ current income taxes balances at December 31, 2017 and 2016, were as follows:

December 31,	2017	2016
(Dollars in millions)
Federal income taxes receivable (payable)	$(17)	$7
Net state income taxes receivable	2	3

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Current
Federal	$77	$17	$93
State	13	1	8
Deferred
Federal	(366)	20	61
State	(3)	2	10
Total income tax expense (benefit)	$(279)	$40	$172

In December 2017, the Tax Act was signed into law.  TDS adjusts for the effects of changes in tax laws and rates in the period of enactment.  The major provisions of the Tax Act impacting TDS are the reduction of the U.S. federal corporate tax rate from 35% to 21% and the bonus depreciation deduction allowing for full expensing of qualified property additions.

The disclosed amounts within include provisional estimates, pursuant to SEC Staff Accounting Bulletin No. 118, for current and deferred taxes related to tax depreciation of fixed assets. For property acquired and placed in service after September 27, 2017, the Tax Act provides for full expensing if such property was not subject to a written binding agreement in existence as of September 27, 2017. As of December 31, 2017, TDS has not completed a full analysis of all contracts and agreements related to fixed assets placed in service during 2017, but was able to record a reasonable estimate of the effects of these changes based on capital expenditures made during 2017.  TDS expects any final adjustments to the provisional amounts to be recorded by the third quarter of 2018, which could be material to TDS’ financial statements. The accounting for all other applicable provisions of the Tax Act was performed based on TDS’ current interpretation of the provisions of the law as enacted as of December 31, 2017.

A reconciliation of TDS’ income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS’ effective income tax expense rate is as follows:

Year Ended December 31,	2017		2016		2015
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$(43)	35.0%	$32	35.0%	$152	35.0%
State income taxes, net of federal benefit[1]	6	(5.2)	2	2.5	11	2.5
Effect of noncontrolling interests	(2)	1.7	(1)	(0.8)	3	0.6
Federal income tax rate change[2]	(314)	257.5	–	–	–	–
Change in federal valuation allowance[3]	(5)	4.3	2	2.6	2	0.5
Goodwill impairment[4]	71	(58.2)	–	–	–	–
Nondeductible compensation	10	(8.1)	3	2.7	1	0.2
Other differences, net	(2)	2.1	2	1.2	3	0.8
Total income tax expense (benefit) and rate	$(279)	229.1%	$40	43.2%	$172	39.6%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.
[2]

Federal income tax rate change due to the Tax Act reducing the federal income tax rate from 35% to 21% and a corresponding reduction to the deferred tax liability.  The amount is slightly different from the total impact of the federal tax rate change because the rate change impacts the amount of State income taxes, net of federal benefit as well as the Change in federal valuation allowance.

[3]

Change in federal valuation allowance relates primarily to losses incurred by certain entities where realization of deferred tax assets is not "more likely than not."  The 2017 amount also reflects the revaluation of the federal valuation allowance due to the reduction in federal income tax rate.

[4]

Goodwill impairment reflects an adjustment to increase income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes.  See Note 7 — Intangible Assets for additional information related to the goodwill impairment.

Significant components of TDS’ deferred income tax assets and liabilities at December 31, 2017 and 2016, were as follows:

December 31,	2017	2016
(Dollars in millions)
Deferred tax assets
Net operating loss (NOL) carryforwards	$167	$145
Stock-based compensation	42	62
Compensation and benefits - other	9	35
Deferred rent	21	23
Other	70	73
Total deferred tax assets	309	338
Less valuation allowance	(147)	(122)
Net deferred tax assets	162	216
Deferred tax liabilities
Property, plant and equipment	368	639
Licenses/intangibles	221	325
Partnership investments	123	173
Total deferred tax liabilities	712	1,137
Net deferred income tax liability	$550	$921

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$552	$922
Other assets and deferred charges	(2)	(1)
Net deferred income tax liability	$550	$921

At December 31, 2017, TDS and certain subsidiaries had $2,823 million of state NOL carryforwards (generating a $153 million deferred tax asset) available to offset future taxable income.  The state NOL carryforwards expire between 2018 and 2037.  Certain subsidiaries had federal NOL carryforwards (generating a $14 million deferred tax asset) available to offset their future taxable income.  The federal NOL carryforwards expire between 2018 and 2037.  A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2017	2016	2015
(Dollars in millions)
Balance at beginning of year	$122	$113	$114
Charged (credited) to income tax expense	25	9	(1)
Balance at end of year	$147	$122	$113

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016	2015
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$42	$39	$38
Additions for tax positions of current year	6	11	7
Additions for tax positions of prior years	1	3	2
Reductions for tax positions of prior years	(1)	(1)	(2)
Reductions for settlements of tax positions	–	–	(1)
Reductions for lapses in statutes of limitations	(2)	(10)	(5)
Unrecognized tax benefits balance at end of year	$46	$42	$39

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.  If these benefits were recognized, they would have reduced income tax expense in 2017, 2016 and 2015 by $37 million, $28 million and $26 million, respectively, net of the federal benefit from state income taxes.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit).  The amounts charged to income tax expense related to interest and penalties resulted in an expense of $3 million in 2017, a benefit of $1 million in 2016 and an expense of $1 million in 2015.  Net accrued liabilities for interest and penalties were $19 million and $15 million at December 31, 2017 and 2016, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

TDS and its subsidiaries file federal and state income tax returns.  With only limited exceptions, TDS is no longer subject to federal and state income tax audits for the years prior to 2013.